Acquisition of Subsidiaries: Schedule of Business Acquisition, Castrovilla and Humitech (Details) (USD $)	Jan. 02, 2011
Castrovilla
Common stock issued for acquisition	1,011,095
Humitech
Common stock issued for acquisition	267,857
Castrovilla and Humitech
Total Purchase Price	$ 2,580,009
Total Assets Acquired	3,569,588
Total Liabilities Assumed	$ 989,579